CONSOLIDATED INTERIM STATEMENT OF PROFIT OR LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenues	$ 3,227	$ 2,294	[1]
Cost of sales	1,653	646	[1]
Gross profit	1,574	1,648	[1]
Operating expenses (income):
Research and development, net	4,792	6,499	[1]
Sales and marketing	809	1,112	[1]
General and administrative	2,262	2,917	[1]
Other expenses (income)	(191)	524	[1]
Total operating expenses, net	7,672	11,052	[1]
Operating loss	(6,098)	(9,404)	[1]
Financing income	1,820	591	[1]
Financing expenses	(1,088)	(218)	[1]
Financing income, net	732	373	[1]
Share of loss from equity accounted investment	(66)	(20)	[1]
Loss before taxes on income	(5,432)	(9,051)	[1]
Taxes on income	1	1	[1]
Profit (loss) from continuing operations	(5,433)	(9,052)	[1]
Loss from discontinued operations, net	(2,238)	(778)	[1]
Loss	(7,671)	(9,830)	[1]
Profit (loss), attributable to [abstract]
Profit (loss), attributable to owners of parent	(7,050)	(9,282)	[1]
Non-controlling interests	(621)	(548)	[1]
Loss	$ (7,671)	$ (9,830)	[1]
Basic loss per share, attributable to equity holders of the Company	$ (0.77)	$ (1.69)	[1]
Diluted loss per share, attributable to equity holders of the Company	(0.77)	(1.69)
Basic earnings (loss) per share from discontinued operations	(0.24)	(0.13)	[1]
Diluted earnings (loss) per share from discontinued operations	$ (0.24)	$ (0.13)
Weighted average number of shares used in computing basic loss per share	7,012,031	5,087,029	[1]

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.